Stockholders' Equity - Additional Information (Detail) - USD ($)						1 Months Ended				6 Months Ended	12 Months Ended
	Oct. 21, 2022	Jun. 30, 2022	Jun. 17, 2022	May 31, 2022	Mar. 31, 2022	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 29, 2021	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock shares authorized											2,000,000,000	2,000,000,000
Common stock par or stated value per share											$ 0.01	$ 0.01
Preferred stock shares authorized											200,000,000	200,000,000
Preferred stock par or stated value per share											$ 0.01
Common stock shares issued					1,724,998						194,585,376	4,775,272
Number of days from the closing bid price of common stock			30 days
Number Of Grace Period Days Applicable To Regain Compliance			180 days								180 days
Due date declared to regain compliance			Dec. 14, 2022								Jun. 12, 2023
Proceeds from public offering					$ 13,800,000
Class of warrant or right number of securities called by warrants or rights											121,273,862
Preferred stock shares outstanding											811,878	795,878
Class A Warrant [Member]
Class of Stock [Line Items]
Proceeds From Warrants Exercised											$ 13,746,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period											10,997,000
Class of warrant or right number of securities called by warrants or rights											43,000
Class B Warrant [Member]
Class of Stock [Line Items]
Proceeds From Warrants Exercised		$ 21,805,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.6
Proceeds from Issuance of Warrants											$ 22,081,720
Class of warrant or right number of securities called by warrants or rights											11,802,000
Class C Warrant [Member]
Class of Stock [Line Items]
Common stock shares issued											5,357,500
Class Of Warrant Or Right Exercised				45,999,999							2,946,625
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.55
Class of warrant or right, issued during period											5,357,500
Class of warrant or right number of securities called by warrants or rights											78,278,862
Class D Warrant [Member]
Class of Stock [Line Items]
Common stock shares issued		31,150,000								31,150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.8								$ 0.8
Class of warrant or right, issued during period										31,150,000
Class of warrant or right number of securities called by warrants or rights											31,150,000
Fair Value Adjustment of Warrants										$ 2,943,675
Pre Funded Warrants [Member]
Class of Stock [Line Items]
Shares Issued					3,900,000
Representative Purchase Warrants [Member]
Class of Stock [Line Items]
Class Of Warrant Or Right Issued					552,000
Proceeds From Warrants Exercised					$ 68,999,920
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.375
Class of warrant or right, issued during period					1,724,998
Class of warrant or right number of securities called by warrants or rights											4,367,907
May 2022 Representative Purchase Warrants [Member]
Class of Stock [Line Items]
Common stock shares issued				2,090,909
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.6875
Class of warrant or right, issued during period				2,090,909
IPO [Member]
Class of Stock [Line Items]
Common stock shares issued											1,474,200
Shares Issued				83,636,362
Shares issued, price per share				$ 0.55	$ 1.25
Proceeds from public offering											$ 426,901
IPO [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock shares issued						49,305,937	49,305,937	49,305,937
Proceeds from public offering						$ 12,095,255	$ 12,095,255	$ 12,095,255
IPO [Member] | Including Exercise Of Warrants [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock											168,001,415
Net Proceeds From Issuance Of Common Stock											$ 156,821,474
IPO [Member] | Class A Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right, issued during period					11,040,000
Common Stock [Member] | Class A Warrant [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period											10,997,000
Common Stock [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock shares issued					11,040,000
Common Stock [Member] | Private Placement [Member] | Class D Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right, issued during period										31,150,000
Minimum [Member] | Class B Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		0.7								$ 0.7
Minimum [Member] | Representative Purchase Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 2
Maximum [Member] | Class B Warrant [Member]
Class of Stock [Line Items]
Proceeds From Warrants Exercised											$ 31,322,950
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.6								$ 1.6
Maximum [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock shares issued					43,124,950
Shares issued, price per share					$ 1.6
XNCM [Member]
Class of Stock [Line Items]
Share Price			$ 1
Eight Point Seven Five Percentage Series A Cumulative Redeemable Perpetual Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock dividend rate percentage											8.75%	8.75%
Preferred stock liquidation preference per share											$ 25	$ 25
Dividends, preferred stock									$ 130,574		$ 1,700,000
Preferred stock, fair value disclosure											$ 15,121,682
Preferred stock shares issued												795,878
Dividends, preferred stock per share									$ 0.1640625		$ 0.1640625
Preferred stock shares outstanding											795,878	795,878
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock dividend rate percentage											0.00%
Preferred stock liquidation preference per share											$ 0.01
Preferred stock shares authorized											16,000	16,000
Preferred stock par or stated value per share											$ 0.01	$ 0.01
Preferred stock shares issued											16,000	0
Shares issued, price per share	$ 0.01
Preferred stock shares outstanding											16,000	0
Preferred stock voting rights	25,000
Percentage of voting rights	49.99%
Harry Vafias [Member] | Chief Executive Officer [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock par or stated value per share	$ 0.01
Preferred stock shares issued	16,000
Cash	$ 200,000